PROVISION AND CONTINGENCIES (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Description of Accounting Policy for Provision and Contingencies
20.a. Accounting policy
Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, when it is probable that economic benefits are required to settle the obligation and a reliable estimate of the value of the obligation can be made. Provision is restated at the balance sheet date considering the likely amount of loss and the nature of each provision.
Provision amounts for contingencies are presented at their gross amount, less the corresponding judicial deposits, and are classified as provision for labor, tax, civil, and regulatory contingencies.
Judicial deposits are classified as assets given that the conditions required for their net presentation with provision do not exist.
The Company also discloses the contingencies in circumstances where management concludes (i) no loss is probable or reasonably estimable, but it is reasonably possible that a loss may be incurred; or (ii) in case of income tax pending litigations, it is probable that the taxation authority will accept the uncertain tax treatment.